Adoption of IFRS 16 (Tables)	6 Months Ended
Jun. 30, 2019
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Summary of Adoption of IFRS 16

In 2019, as part of the implementation of IFRS 16, further lease commitments were identified resulting in an increase to right-to-use assets and lease liabilities. The impact of the new Standard to the Group’s balance sheet at 1 January 2019 is shown below:

	£m	£m
Minimum lease commitments
Property
Within one year	126
Between one and five years	290
Beyond five years	149
		565
Plant and equipment and other
Within one year	63
Between one and five years	106
		169

Total minimum lease commitments (amended)		734
Additional commitments on the exercise of options		30
Low value leases and short-term leases excluded		(24)
Discounted to present value		(133)
Capitalised as lease liabilities at 1 January 2019		607
Prepaid leases reclassified from receivables		3
Capitalised as right-to-use assets at 1 January 2019		610